Variable Interest Entities (Tables)	12 Months Ended
Jan. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table presents the assets and liabilities held by the VIEs (for legal purposes, the assets and liabilities of the VIEs will remain distinct from Conn's, Inc.):

(in thousands)	January 31, 2018	January 31, 2017
Assets:
Restricted cash	85,322	$110,698
Due from Conn's, Inc., net	15,212	7,368
Customer accounts receivable:
Customer accounts receivable	987,418	884,367
Restructured accounts	97,967	131,470
Allowance for uncollectible accounts	(143,115)	(150,435)
Allowance for short-term, no-interest option programs	(18,228)	(15,912)
Deferred fees and origination costs	(9,332)	—
Total customer accounts receivable, net	914,710	849,490
Total assets	$1,015,244	$967,556
Liabilities:
Accrued expenses	$6,723	$6,525
Other liabilities	10,639	6,691
Long-term debt:
2015 Class A Notes	—	12,166
2015 Asset-Backed Class B Notes	—	165,900
2016-A Class A Notes	—	64,732
2016-A Class B Notes	—	70,510
2016-A Class C Notes	—	70,510
2016-B Class A Notes	—	256,513
2016-B Class B Notes	73,589	111,960
2017-A Class A Notes	59,794	—
2017-A Class B Notes	106,270	—
2017-A Class C Notes	50,340	—
2017-B Class A Notes	292,663	—
2017-B Class B Notes	132,180	—
2017-B Class C Notes	78,640	—
	793,476	752,291
Less deferred debt issuance costs	(5,497)	(6,710)
Total long-term debt	787,979	745,581
Total liabilities	$805,341	$758,797